ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS	ACQUISITIONS AND DISPOSITIONS
U.S. Natural Gas Pipelines
Columbia Midstream Assets
On August 1, 2019, TC Energy completed the sale of certain Columbia midstream assets to a third party for approximately US$1.3 billion before post-closing adjustments.
The Company recorded a pre-tax gain on sale of $21 million ($152 million after-tax loss) including the impact of $4 million of foreign currency translation gains that were reclassified from AOCI to net income and the release of $595 million of Columbia goodwill allocated to these assets that is not deductible for income tax purposes. The pre-tax gain is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income. This sale did not include any interest in Columbia Energy Ventures Company, the Company's minerals business in the Appalachian basin.
Iroquois Gas Transmission System and Portland Natural Gas Transmission System
In June 2017, the Company closed the sale of 49.34 per cent of its 50 per cent interest in Iroquois, along with an option to sell the remaining 0.66 per cent at a later date, to TC PipeLines, LP. At the same time, the Company closed the sale of its remaining 11.81 per cent interest in Portland to TC PipeLines, LP. Proceeds from these transactions were US$765 million, before post-closing adjustments, and were comprised of US$597 million in cash and US$168 million representing a proportionate share of Iroquois and Portland debt.
Liquids Pipelines
Northern Courier
On July 17, 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier pipeline to a third party for gross proceeds of $144 million before post-closing adjustments resulting in a pre-tax gain of $69 million after recording the Company’s remaining 15 per cent interest at fair value. The pre-tax gain is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income. On an after-tax basis, the gain of $115 million reflects the utilization of previously unrecognized tax loss benefits. Preceding the equity sale, Northern Courier pipeline issued $1.0 billion of long-term, non-recourse debt with all proceeds paid to TC Energy.
TC Energy remains the operator of the Northern Courier pipeline and is using the equity method to account for its remaining 15 per cent interest in the Company’s consolidated financial statements.
Power and Storage
Coolidge Generating Station
In December 2018, the Company entered into an agreement to sell its Coolidge generating station in Arizona to SWG Coolidge Holdings, LLC (SWG). Salt River Project Agriculture Improvement and Power District (SRP), the PPA counterparty, subsequently exercised its contractual right of first refusal (ROFR) on a sale to a third party and the Company terminated the agreement with SWG.
On May 21, 2019, the Company completed the sale to SRP, as per the terms of their ROFR, for proceeds of US$448 million before post-closing adjustments. As a result, the Company recorded a pre-tax gain on sale of $68 million ($54 million after tax) including the impact of $9 million of foreign currency translation gains which were reclassified from AOCI to net income. The pre-tax gain is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income.
Cartier Wind
In October 2018, the Company completed the sale of its 62 per cent interest in the Cartier Wind power facilities to Innergex Renewable Energy Inc for proceeds of $630 million before post-closing adjustments. As a result, the Company recorded a gain on sale of $170 million ($143 million after tax) which is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income.
Ontario Solar Assets
In December 2017, the Company completed the sale of its Ontario solar assets to a third party for proceeds of $541 million before post-closing adjustments. As a result, the Company recorded a gain on sale of $127 million ($136 million after tax) which is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income.
U.S. Northeast Power Assets
In 2018, upon finalizing its 2017 annual tax returns for its U.S. operations, the Company recorded a $27 million income tax recovery related to the sale of its U.S. Northeast power generation assets.
In April 2017, the Company completed the sale of TC Hydro for proceeds of approximately US$1.07 billion before post-closing adjustments and recorded a gain on sale of $715 million ($440 million after tax), including the impact of $5 million of foreign currency translation gains which were reclassified from AOCI to net income.
In June 2017, the Company completed the sale of Ravenswood, Ironwood, Kibby Wind and Ocean State Power for proceeds of approximately US$2.029 billion before post-closing adjustments. In 2016, the Company recorded a loss of $829 million ($863 million after tax) which included the impact of $70 million of foreign currency translation gains that were reclassified from AOCI to net income on close. The Company recorded an additional loss on sale of $211 million ($167 million after tax) in 2017 which included $2 million in foreign currency translation gains. This additional loss primarily related to adjustments to the purchase price and repair costs for an unplanned outage at Ravenswood prior to close of the sale.
Gains and losses from these sales were included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income.